U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

1.    Name and address of issuer:

              INVESCO Money Market Funds, Inc.
              7800 E. Union Avenue
              Denver, Colorado 80237

2.    Name of each series or class of funds for which this notice is filed:

              INVESCO Money Market Funds, Inc.
                 INVESCO Cash Reserves Fund
                 INVESCO Tax-Free Money Fund
                 INVESCO US Government Money Fund

3.    Investment Company Act File Number:   811-2606

      Securities Act File Number:  2-55079

4.    Last day of fiscal year for which this notice is filed:

              May 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:




6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

              Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

8 Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

              Shares =45,646,263      $45,646,263


9.    Number and aggregate sale price of securities sold during the fiscal year:

              Shares =6,934,311,306       $6,934,311,306

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f- 2:

              Shares =6,888,665,043       $6,888,665,043

11. Number and aggregate sales price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

              N/A

12.   Calculation of registration fee:

      (i)     Aggregate sale price of securities
              sold during the fiscal year in
              reliance on Rule 24f-2
              (from Item 10):                                $  6,888,665,043
                                                             ----------------

      (ii)    Aggregate price of shares issued
              in connection with dividend
              reinvestment plans (from Item 11,
              if applicable):                                +     N/A
                                                             ----------------

      (iii)   Aggregate price of shares redeemed
              or repurchased during the fiscal
              year (if applicable):                          -  6,876,952,034
                                                             ----------------

      (iv)    Aggregate price of shares redeemed
              or repurchased and previously applied
              as a reduction to filing fees pursuant
              to Rule 24e-2 (if applicable):                 +       N/A
                                                             ----------------

      (v)     Net aggregate price of securities sold
              and issued during the fiscal year in
              reliance on Rule 24f-2 [line (i),
              plus line (ii), less line (iii),
              plus line (iv)] if applicable:                 $     11,713,009
                                                             ----------------

      (vi)    Multiplier prescribed by Section
              6(b) of the Securities Act of 1933
              or other applicable law or regula-
              tion (see Instruction C.6):                    x         1/3300
                                                             ----------------

      (vii)   Fee due [line (i) or line(v)
              multiplied by line (vi)]:                      $       3,549.40
                                                             ================

Instruction:     Issuers should complete lines (ii), (iii), (iv), and
                 (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
                 Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Information and Other Procedures (17 CFR 202.3a).

                X

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

              July 22, 1997



                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

                              INVESCO Money Market Funds, Inc.
                                 INVESCO Cash Reserves Fund
                                 INVESCO Tax-Free Money Fund
                                 INVESCO US Government Money Fund


                              By:     /s/ Dan J. Hesser
                                      -----------------
                                      Dan J. Hesser
                                      President

                              Date:   July 22, 1997